Income taxes (Components of Income Before Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income before income taxes:
Parent company and domestic subsidiaries	¥ 1,704,397	¥ 1,552,975	¥ 1,880,971
Foreign subsidiaries	850,210	732,490	739,458
Income before income taxes and equity in earnings of affiliated companies	¥ 2,554,607	¥ 2,285,465	¥ 2,620,429